Fixed Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fixed Assets
Fixed Assets, gross	$ 13,075		$ 4,335
Less accumulated depreciation	(1,296)		(678)
Fixed Assets, net	$ 11,779		$ 3,657
Useful life of asset	3 years		3 years
Depreciation expense	$ 618	$ 47	$ 678	$ 0
Office equipment
Fixed Assets
Fixed Assets, gross	5,932		3,335
Medical equipment
Fixed Assets
Fixed Assets, gross	$ 7,143		$ 1,000
Useful life of asset	3 years		3 years